CONDENSED INTERIM CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
OPERATING ACTIVITIES
Net income (loss)	$ 19,475	$ 13,704	$ 44,631	$ 33,995
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization	5,210	5,285	15,727	16,197
Equity in losses (earnings) of joint ventures	(5,774)	(621)	(2,202)	602
Changes in accrued interest income on advances to joint ventures	(82)	(76)	(239)	(219)
Amortization of deferred debt issuance cost and fair value of debt assumed	567	631	1,737	1,746
Amortization in revenue for above market contract and extension	694	916	2,358	2,716
Expenditure for drydocking	0	(284)	0	(3,146)
(Gain) loss on debt extinguishment	0	0	0	(1,030)
Changes in accrued interest expense	(147)	54	(289)	2,232
Receipts from repayment of principal on financing lease	1,150	1,053	3,376	3,092
Unrealized foreign exchange losses (gains)	90	55	22	105
Gain (loss) on the settlement of the derivatives	0	0	0	(199)
Proceeds from settlement of derivatives	0	0	0	1,398
Unrealized loss (gain) on derivative instruments	24	14	136	21
Non-cash revenue: tax paid directly by charterer	(215)	(214)	(638)	(636)
Non-cash income tax expense: tax paid directly by charterer	215	214	638	636
Deferred tax expense and provision for tax uncertainty	809	932	1,643	2,904
Issuance of units for Board of Directors' fees	128	39	128	194
Other adjustments	(85)	167	135	431
Changes in working capital:
Trade receivables	(261)	(3)	(3,944)	(3,212)
Inventory	0	(2)	463	183
Prepaid expenses and other receivables	174	(753)	(565)	(1,376)
Trade payables	(136)	87	(277)	39
Amounts due to owners and affiliates	843	(2,678)	552	559
Value added and withholding tax liability	(250)	1,002	(1,109)	2,845
Accrued liabilities and other payables	379	(91)	(2,139)	(1,065)
Net cash provided by (used in) operating activities	22,808	19,431	60,144	59,012
INVESTING ACTIVITIES
Expenditure for vessel and other equipment	0	(129)	(8)	(269)
Net cash provided by (used in) investing activities	0	(129)	(8)	(269)
FINANCING ACTIVITIES
Proceeds from long-term debt	0	48,300	0	368,300
Proceeds from revolving credit facility due to owners and affiliates	6,600	0	11,100	3,500
Repayment of long-term debt	(11,165)	(11,165)	(33,495)	(331,251)
Payment of debt issuance costs	0	0	0	(5,797)
Repayment of revolving credit facility due to owners and affiliates	0	(34,000)	0	(34,000)
Repayment of customer loan for funding of value added liability on import	0	(438)	0	(438)
Net proceeds from issuance of common units	0	0	0	1,029
Net proceeds from issuance of 8.75% Series A preferred units	268	1,403	2,393	2,719
Cash distributions to limited partners and preferred unitholders	(18,713)	(18,417)	(56,141)	(55,183)
Repayment of indemnifications received from Hoegh LNG	0	0	0	(64)
Net cash provided by (used in) financing activities	(23,010)	(14,317)	(76,143)	(51,185)
Increase (decrease) in cash, cash equivalents and restricted cash	(202)	4,985	(16,007)	7,558
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(29)	(52)	(30)	(44)
Cash, cash equivalents and restricted cash, beginning of period	44,013	48,035	59,819	45,454
Cash, cash equivalents and restricted cash, end of period	$ 43,782	$ 52,968	$ 43,782	$ 52,968